Difference Between Income Tax Provision Derived by Applying U.S. Federal Statutory Income Tax Rate and Recognized Income Tax Provision (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income tax provision (benefit) derived by applying the U.S. federal statutory income tax rate to loss before income taxes					$ (59,586)	$ (40,595)	$ (60,217)
State tax benefit, net					(4,996)	(2,564)	(3,494)
Change in state effective tax rates					(604)	(803)	(687)
Foreign earnings repatriation					(622)	(1,646)	2,678
Unrecognized tax benefits					1,678	949	2,767
Goodwill impairment							16,644
Valuation allowance					72,655	35,503	64,547
Research tax credit					(758)	(647)	(1,249)
Equity compensation benefit							(2,864)
Permanent differences and other, net					(2,726)	4,912	(456)
Foreign rate differential					5,875
Other					1,340	171	(218)
Total income tax provision (benefit)	$ 3,577	$ 5,911	$ 8,990	$ 7,856	$ 12,256	$ (4,720)	$ 17,451